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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 1, 2019

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Brighthouse Life Insurance Company and
        Brighthouse Separate Account Eleven for Variable Annuities File Nos. 333-152194/811-21262
        (Gold Track and Gold Track Select)
        Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus for Gold Track, Prospectus for Gold Track Select, and Prospectus Supplement, each dated April 29, 2019, and Statement of Additional Information ("SAI") dated April 29, 2019 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and Prospectus Supplement and SAI contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 3, 2019.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
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Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company